Fair Value Measurements - Summary of Changes in Fair Value of Redemption Feature Derivative Liability (Details) ¥ in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of derivative liability	¥ 21,302	¥ 21,302	$ 3,098
Ending balance | $			$ 3,224
Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liability		20,237
Foreign currency translation adjustment		1,065
Change in fair value of derivative liability		21,302
Recurring | Significant unobservable inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liability		20,237
Foreign currency translation adjustment		1,065
Change in fair value of derivative liability		¥ (21,302)